Pay vs Performance Disclosure Unit_pure in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following disclosure about the relationships between executive compensation actually paid (as defined by SEC rules) and our financial performance.
In determining the compensation actually paid to our NEOs, as required pursuant to SEC rules, we are required to make various adjustments to the amounts provided in the “Summary Compensation Table” provided elsewhere in this Proxy Statement (as described in further detail in the footnotes to the table below). The “Summary Compensation Table” and the compensatio
n ac
tually paid amounts
do
not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable years, but rather are amounts determined in accordance with Item 401(v) of Regulation
S-K.
For information regarding the decisions made by the Compensation Committee with respect to compensation, please see the “Compensation Discussion & Analysis” provided elsewhere in this Proxy Statement.
In accordance with the SEC’s rules, the following table sets forth the required disclosure for our principal executive officer, the Chief Exec uti
ve Officer, and our average NEOs (excluding the Chief Executive Officer) for Fiscal Year 2022, the Transition Quarter and the fiscal years ended September 30, 2021 and 2020.

PAY-VERSUS-PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based on:
Reporting Period	Summary compensation table total for CEO ($) (1)	Compensation actually paid to CEO ($) (2)	Average summary compensation table total for non-CEO NEOs ($) (3)	Average compensation actually paid to non-CEO NEOs ($) (4)	BECN total shareholder return ($) (5)	Peer group total shareholder return ($) (6)	Net income (loss) (in millions) ($) (7)	AEBITDA (in millions) ($) (8)

2022	$5,915,125	$5,504,539	$2,501,612	$2,305,524	$157	$189	$458.4	$910.0

Transition Quarter	229,488	2,946,598	171,050	610,666	171	198	68.0	174.1

2021	5,661,918	11,751,193	1,709,769	2,710,082	142	170	(45.5)	654.7

2020	4,105,918	3,772,478	1,327,055	1,380,260	93	124	(80.9)	398.6

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officer, Mr. Francis.

(2)
Compensation actually paid (as defined by SEC rules) to our Chief Executive Officer for each period presented reflects the amount set forth in column (1), adjusted as set forth below in the Reconciliation of Compensation Actually Paid Table. Fair value or change in fair value, as applicable, of equity awards included in the compensation actually paid to our Chief Executive Officer are estimated using assumptions and methodologies substantially consistent with those used at grant. These are consistent with the principles in ASC 718 and described further in our Annual Report on Form
10-K.

(3)	Reflects the average compensation amounts reported in the “Summary Compensation Table” for our NEOs (excluding the Chief Executive Officer), which included the following executive officers:
●	2022: Frank A. Lonegro, Jonathan S. Bennett, Sean M. McDevitt and C. Munroe Best III
●	Transition Quarter: Frank A. Lonegro, Jonathan S. Bennett, Sean M. McDevitt and C. Munroe Best III
●	2021: Frank A. Lonegro, Jonathan S. Bennett, C. Munroe Best III and Jason L. Taylor
●	2020: Frank A. Lonegro, C. Eric Swank, Christopher A. Harrison, Ross D. Cooper and Joseph M. Nowicki

(4)
Average compensation actually paid (as defined by SEC rules) to our NEOs (except the Chief Executive Officer) for each period presented reflects the amount set forth in column (3), adjusted as set forth below in the Reconciliation of Compensation Actually Paid Table. Fair value or change in fair value, as applicable, of equity awards included in the average compensation actually paid to our NEOs (except the Chief Executive Officer) are estimated using assumptions and methodologies substantially consistent with those used at grant. These are consistent with the principles in ASC 718 and described further in our Annual Report on Form
10-K.

(5)
Reflects the total shareholder return (“
TSR
”) of a $100 investment in the Company from the beginning of fiscal year 2020 (October 1, 2019) through each of Fiscal Year 2022, the Transition Quarter and the fiscal years ended September 30, 2021 and 2020. TSR includes share price appreciation and assumes dividend reinvestment.

(6)
Reflects the TSR of a $100 investment in the S&P 1500 Trading Companies & Distributors Index (the same index as reported in the Company’s Form
10-K
filed with the SEC on February 24, 2023) from the beginning of fiscal year 2020 through each of Fiscal Year 2022, the Transition Quarter and the fiscal years ended September 30, 2021 and 2020. TSR includes share price appreciation and assumes dividend reinvestment.

(7)
Reflects “Net income (loss)” in the Company’s Consolidated Statements of Operations for the fiscal year ended December 31, 2022, the Transition Quarter, and the fiscal years ended September 30, 2021 and 2020. On February 10, 2021, the Company completed the sale of its interior products and insulation business (“
Interior Products
”), which is reflected as discontinued operations for the Transition Quarter and the fiscal years ended September 30, 2021 and 2020. The sale of Interior Products resulted in a loss on sale in the fiscal year ended September 30, 2021 of $360.6 million. As a supplemental measure, net income from continuing operations for the Transition Quarter and the fiscal years ended September 30, 2021 and 2020 was $68.1 million, $221.2 million and $81.3 million, respectively. The Company uses net income (loss) from continuing operations as the most directly comparable GAAP financial measure in calculating AEBITDA.

(8)
The Company-selected measure is AEBITDA, which is a
non-GAAP
financial metric. See
Appendix A
for a reconciliation to net income (loss) from continuing operations, the most directly comparable GAAP financial measure.

Company Selected Measure Name		AEBITDA
Named Executive Officers, Footnote [Text Block]	Reflects the average compensation amounts reported in the “Summary Compensation Table” for our NEOs (excluding the Chief Executive Officer), which included the following executive officers:
●	2022: Frank A. Lonegro, Jonathan S. Bennett, Sean M. McDevitt and C. Munroe Best III
●	Transition Quarter: Frank A. Lonegro, Jonathan S. Bennett, Sean M. McDevitt and C. Munroe Best III
●	2021: Frank A. Lonegro, Jonathan S. Bennett, C. Munroe Best III and Jason L. Taylor
●	2020: Frank A. Lonegro, C. Eric Swank, Christopher A. Harrison, Ross D. Cooper and Joseph M. Nowicki

Peer Group Issuers, Footnote [Text Block]	Reflects the TSR of a $100 investment in the S&P 1500 Trading Companies & Distributors Index (the same index as reported in the Company’s Form
10-K
		filed with the SEC on February 24, 2023) from the beginning of fiscal year 2020 through each of Fiscal Year 2022, the Transition Quarter and the fiscal years ended September 30, 2021 and 2020. TSR includes share price appreciation and assumes dividend reinvestment.
PEO Total Compensation Amount	$ 229,488	$ 5,915,125	$ 5,661,918		$ 4,105,918
PEO Actually Paid Compensation Amount	2,946,598	$ 5,504,539	11,751,193		3,772,478
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of Compensation Actually Paid Table
The following table details the applicable adjustments that were made to determine compensation actually paid (all amou nt
s are averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($) (a)	Add: Equity award adjustments ($) (b)	Deduct: Reported change in the actuarial present value of pension benefits ($) (c)	Add: Pension benefit adjustments ($) (c)	Compensation actually paid ($)
Chief Executive Officer
2022	$5,915,125	$(3,279,049)	$2,868,463	$—	$—	$5,504,539
Transition Quarter	229,488	—	2,717,110	—	—	2,946,598
2021	5,661,918	(3,050,029)	9,139,304	—	—	11,751,193
2020	4,105,918	(2,400,012)	2,066,572	—	—	3,772,478
Named Executive Officers (except the Chief Executive Officer)
2022	$2,501,612	$(1,091,516)	$895,427	$—	$—	$2,305,524
Transition Quarter	171,050	—	439,617	—	—	610,666
2021	1,709,769	(739,996)	1,740,308	—	—	2,710,082
2020	1,327,055	(666,006)	719,211	—	—	1,380,260

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for each applicable period.

(b)
The equity award adjustments for each applicable period include the addition (or subtraction, as applicable) of the following (all amounts are averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Period-end fair value of equity awards granted during the period ($)	Period-over- period change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the period ($)	Period-over- period change in fair value of equity awards granted in prior periods that vested in the period ($)	Fair value at the end of the prior period of equity awards that failed to meet vesting conditions in the period ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
Chief Executive Officer
2022	$3,233,102	$(533,923)	$—	$169,284	$—	$—	$2,868,463
Transition Quarter	—	2,227,967	—	489,143	—	—	2,717,110
2021	6,141,707	2,635,531	—	362,066	—	—	9,139,304
2020	2,222,084	(181,404)	—	25,892	—	—	2,066,572
Named Executive Officers (except the Chief Executive Officer)
2022	$980,055	$(126,063)	$—	$41,435	$—	$—	$895,427
Transition Quarter	—	388,104	—	51,513	—	—	439,617
2021	1,135,173	407,610	—	197,525	—	—	1,740,308
2020	762,399	(26,670)	—	9,504	(26,022)	—	719,211

Non-PEO NEO Average Total Compensation Amount	171,050	$ 2,501,612	1,709,769		1,327,055
Non-PEO NEO Average Compensation Actually Paid Amount	610,666	$ 2,305,524	2,710,082		1,380,260
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Compensation Actually Paid Table
The following table details the applicable adjustments that were made to determine compensation actually paid (all amou nt
s are averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($) (a)	Add: Equity award adjustments ($) (b)	Deduct: Reported change in the actuarial present value of pension benefits ($) (c)	Add: Pension benefit adjustments ($) (c)	Compensation actually paid ($)
Chief Executive Officer
2022	$5,915,125	$(3,279,049)	$2,868,463	$—	$—	$5,504,539
Transition Quarter	229,488	—	2,717,110	—	—	2,946,598
2021	5,661,918	(3,050,029)	9,139,304	—	—	11,751,193
2020	4,105,918	(2,400,012)	2,066,572	—	—	3,772,478
Named Executive Officers (except the Chief Executive Officer)
2022	$2,501,612	$(1,091,516)	$895,427	$—	$—	$2,305,524
Transition Quarter	171,050	—	439,617	—	—	610,666
2021	1,709,769	(739,996)	1,740,308	—	—	2,710,082
2020	1,327,055	(666,006)	719,211	—	—	1,380,260

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for each applicable period.

(b)
The equity award adjustments for each applicable period include the addition (or subtraction, as applicable) of the following (all amounts are averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Period-end fair value of equity awards granted during the period ($)	Period-over- period change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the period ($)	Period-over- period change in fair value of equity awards granted in prior periods that vested in the period ($)	Fair value at the end of the prior period of equity awards that failed to meet vesting conditions in the period ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
Chief Executive Officer
2022	$3,233,102	$(533,923)	$—	$169,284	$—	$—	$2,868,463
Transition Quarter	—	2,227,967	—	489,143	—	—	2,717,110
2021	6,141,707	2,635,531	—	362,066	—	—	9,139,304
2020	2,222,084	(181,404)	—	25,892	—	—	2,066,572
Named Executive Officers (except the Chief Executive Officer)
2022	$980,055	$(126,063)	$—	$41,435	$—	$—	$895,427
Transition Quarter	—	388,104	—	51,513	—	—	439,617
2021	1,135,173	407,610	—	197,525	—	—	1,740,308
2020	762,399	(26,670)	—	9,504	(26,022)	—	719,211

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Cumulative Company TSR
:

For 2021, compensation actually paid was higher than other years due in most part to an increase in the estimated payout of the unvested performance-based restricted stock unit awards as a result of actual Company performance, and to a lesser degree due to the increase of the Company’s stock price and the revaluation of the unvested stock options.

Compensation Actually Paid vs. Net Income [Text Block]		Relationship Between Compensation Actually Paid and Company Net Income :
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Relationship Between Compensation Actually Paid and Company AEBITDA :
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
For Fiscal Year 2022 and the Transition Quarter, the Compensation Committee identified the follo wing
as its “most important” financial performance measures for the purpose of linking executive compensation actually paid to our NEOs to the Company’s performance.

Measures

AEBITDA

Operating Working Capital as a Percentage of Sales

AEBITDA Margin Percentage

Daily Average Organic Net Sales Growth

Total Shareholder Return Amount	171	$ 157	142		93
Peer Group Total Shareholder Return Amount	198	189	170		124
Net Income (Loss)	$ 68,000,000	$ 458,400,000	$ (45,500,000)		$ (80,900,000)
Company Selected Measure Amount	174.1	910.0	654.7		398.6
PEO Name		Mr. Francis
Loss On Sale				$ 360,600,000
Net Income From Continuing Operations	$ 68,100,000			$ 221,200,000		$ 81,300,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		AEBITDA
Non-GAAP Measure Description [Text Block]	The Company-selected measure is AEBITDA, which is a
non-GAAP
financial metric. See
Appendix A
		for a reconciliation to net income (loss) from continuing operations, the most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Working Capital as a Percentage of Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		AEBITDA Margin Percentage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Daily Average Organic Net Sales Growth
PEO [Member] | Reported value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,279,049)	$ (3,050,029)		$ (2,400,012)
PEO [Member] | Equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,717,110	2,868,463	9,139,304		2,066,572
PEO [Member] | Periodend fair value of equity awards granted during the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,233,102	6,141,707		2,222,084
PEO [Member] | Periodover period change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,227,967	(533,923)	2,635,531		(181,404)
PEO [Member] | Periodover period change in fair value of equity awards granted in prior periods that vested in the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	489,143	169,284	362,066		25,892
Non-PEO NEO [Member] | Reported value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,091,516)	(739,996)		(666,006)
Non-PEO NEO [Member] | Equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	439,617	895,427	1,740,308		719,211
Non-PEO NEO [Member] | Periodend fair value of equity awards granted during the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		980,055	1,135,173		762,399
Non-PEO NEO [Member] | Periodover period change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	388,104	(126,063)	407,610		(26,670)
Non-PEO NEO [Member] | Periodover period change in fair value of equity awards granted in prior periods that vested in the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 51,513	$ 41,435	$ 197,525		9,504
Non-PEO NEO [Member] | Fair value at the end of the prior period of equity awards that failed to meet vesting conditions in the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (26,022)